Segment and Geographic Information Information on segment assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2009 Predecessor [Member] Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 7,664,120	$ 7,921,379	$ 4,977,917	$ 2,328,671	$ 614,791	$ 3,075,999	$ 3,038,565	$ 764,619	$ 779,464	$ 1,704,337	$ 1,712,376	$ 607,043	$ 546,725